SCUDDER
                                                                     INVESTMENTS


Regional/International Funds

Scudder Pacific Opportunities Fund

Supplement to Currently Effective Prospectus
Dated March 1, 2002

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The following  information  replaces the first paragraph and the fee table under the "How Much Investors Pay" section of the prospectus:

This fund's Class AARP and Class S shares have no sales charge or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

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Fee Table
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Shareholder Fees, paid directly from your investment                 None
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Redemption/Exchange Fee, on shares owned less than a year
(as a % of amount redeemed, if applicable)                           2.00%
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                                       0.85%
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Distribution (12b-1) Fee                                             None
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Other Expenses*                                                      0.65
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Total Annual Operating Expenses                                      1.50
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*   Includes a fixed rate administrative fee of 0.65%.

Information in the table has been restated to reflect a new fixed rate administrative fee.








December 20, 2002